Equity and Distributions - Summary of Changes in Number of Outstanding Units (Parenthetical) (Detail) (Maximum [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Maximum [Member]
Summary Of Changes In Number Of Outstanding Units [Abstract]
Withholding tax withheld and paid related to vesting of restricted common units	$ 1.0	$ 0.1